CONTRACT LIABILITY	12 Months Ended
Jun. 30, 2026
CONTRACT LIABILITY
CONTRACT LIABILITY

NOTE 16. CONTRACT LIABILITY

	June 30,	June 30,	June 30,
	2025	2026	2026
Third Parties	RMB	RMB	US Dollars
Contract liability	¥4,719,255	¥1,669,736	$246,089
Total	¥4,719,255	¥1,669,736	$246,089

	June 30,	June 30,	June 30,
	2025	2026	2026
Related Parties	RMB	RMB	US Dollars
Contract liability from unconsolidated entities	¥—	¥400,000	$58,953
Total	¥—	¥400,000	$58,953

The movement in Contract liabilities is as follows:

	June 30,	June 30,	June 30,
	2025	2026	2026
Third Parties	RMB	RMB	US Dollars
Balance at beginning of the period	¥1,820,481	¥4,719,255	$695,532
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	761,824	3,634,649	535,681
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	3,660,598	585,130	86,238
Total	¥4,719,255	¥1,669,736	$246,089

	June 30,	June 30,	June 30,
	2025	2026	2026
Related Parties	RMB	RMB	US Dollars
Balance at beginning of the period	¥—	¥—	$—
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	—	400,000	58,953
Total	¥—	¥400,000	$58,953